Basis of Presentation and Summary of Significant Accounting Policies - Goodwill and Indefinite-Lived Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Goodwill, Impaired [Abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0